Related party transaction (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Activities of Class A Units and Subscription Notes Receivable from Employees and Board of Direct

The activities of Class A units and subscription notes receivable from employees and Board of Directors of US Salt Parent Holdings LLC are summarized as follows:

	Class A Units	Amount	Subscription Receivable
Outstanding, January 1, 2024	1,354	$1,400,000	$475,000
Issuance	65	113,528	-
Repurchase	(250)	(250,000)	-
Cancellation of units purchased and the corresponding subscription notes receivable	(250)	(250,000)	(250,000)
Repayment	-	-	(60,000)
Outstanding, December 31, 2024	919	1,013,528	165,000
Issuance	-	-	-
Repurchase	(25)	(45,000)	(45,000)
Repayment	-	-	(51,549)
Outstanding, December 31, 2025	894	$968,528	$68,451